Quarterly Report
March 31, 2024
MFS®  Mid Cap Growth Series
MFS® Variable Insurance Trust
VMG-Q1

Portfolio of Investments
3/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace & Defense – 3.7%
Hexcel Corp.	28,439	$2,071,781
Howmet Aerospace, Inc.	128,565	8,797,703
TransDigm Group, Inc.	2,125	2,617,150
		$13,486,634
Automotive – 2.3%
Copart, Inc. (a)	146,495	$8,484,990
Brokerage & Asset Managers – 2.7%
Ares Management Co.	30,360	$4,037,273
LPL Financial Holdings, Inc.	15,407	4,070,530
TPG, Inc.	41,772	1,867,208
		$9,975,011
Business Services – 13.1%
Corpay, Inc. (a)	10,001	$3,085,709
CoStar Group, Inc. (a)	77,070	7,444,962
Equifax, Inc.	11,904	3,184,558
Factset Research Systems, Inc.	7,714	3,505,164
Morningstar, Inc.	18,384	5,669,074
MSCI, Inc.	14,860	8,328,287
TransUnion	50,667	4,043,227
Tyler Technologies, Inc. (a)	12,626	5,366,176
Verisk Analytics, Inc., “A”	33,074	7,796,534
		$48,423,691
Computer Software – 7.6%
ANSYS, Inc. (a)	7,901	$2,742,911
Autodesk, Inc. (a)	5,868	1,528,145
Cadence Design Systems, Inc. (a)	33,640	10,471,459
Datadog, Inc., “A” (a)	32,199	3,979,796
Dun & Bradstreet Holdings, Inc.	78,908	792,236
PTC, Inc. (a)	8,950	1,691,013
Synopsys, Inc. (a)	11,925	6,815,138
		$28,020,698
Computer Software - Systems – 5.9%
Arista Networks, Inc. (a)	9,040	$2,621,419
Constellation Software, Inc.	2,256	6,162,342
Guidewire Software, Inc. (a)	31,724	3,702,508
HubSpot, Inc. (a)	6,236	3,907,228
ServiceNow, Inc. (a)	7,147	5,448,873
		$21,842,370
Construction – 4.5%
AZEK Co., Inc. (a)	101,350	$5,089,797
Martin Marietta Materials, Inc.	3,029	1,859,624
Vulcan Materials Co.	35,119	9,584,678
		$16,534,099
Consumer Products – 1.5%
Church & Dwight Co., Inc.	43,473	$4,534,669
ODDITY Tech Ltd. (a)	24,485	1,063,873
		$5,598,542

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 1.5%
Bright Horizons Family Solutions, Inc. (a)	49,498	$5,611,093
Electrical Equipment – 5.2%
AMETEK, Inc.	51,874	$9,487,755
Hubbell, Inc.	7,545	3,131,552
Littlefuse, Inc.	4,703	1,139,772
nVent Electric PLC	47,369	3,571,623
Rockwell Automation, Inc.	6,634	1,932,683
		$19,263,385
Electronics – 6.0%
ASM International N.V.	12,297	$7,507,579
Entegris, Inc.	5,951	836,353
Monolithic Power Systems, Inc.	17,457	11,825,721
Nova Ltd. (a)	5,165	916,168
Onto Innovation, Inc. (a)	4,946	895,622
		$21,981,443
Energy - Independent – 1.4%
Chesapeake Energy Corp.	32,825	$2,915,845
Diamondback Energy, Inc.	10,632	2,106,943
		$5,022,788
Engineering - Construction – 0.6%
Quanta Services, Inc.	8,893	$2,310,401
Entertainment – 2.1%
Live Nation Entertainment, Inc. (a)	10,707	$1,132,479
Spotify Technology S.A. (a)	22,777	6,010,850
TKO Group Holdings, Inc.	6,982	603,315
		$7,746,644
Food & Beverages – 0.5%
Celsius Holdings, Inc. (a)	23,101	$1,915,535
Gaming & Lodging – 4.0%
DraftKings, Inc. (a)	96,299	$4,372,937
Hyatt Hotels Corp.	38,351	6,121,587
Las Vegas Sands Corp.	30,912	1,598,150
Red Rock Resorts, Inc.	44,207	2,644,463
		$14,737,137
General Merchandise – 0.2%
Five Below, Inc. (a)	4,739	$859,560
Insurance – 1.6%
Arthur J. Gallagher & Co.	23,103	$5,776,674
Internet – 2.3%
Gartner, Inc. (a)	17,377	$8,283,095
Leisure & Toys – 2.2%
Electronic Arts, Inc.	4,188	$555,622
Take-Two Interactive Software, Inc. (a)	51,351	7,625,110
		$8,180,732

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 2.7%
Ingersoll Rand, Inc.	47,214	$4,482,969
Wabtec Corp.	38,202	5,565,268
		$10,048,237
Medical & Health Technology & Services – 4.8%
Chemed Corp.	4,536	$2,911,795
ICON PLC (a)	18,071	6,070,952
IDEXX Laboratories, Inc. (a)	6,422	3,467,430
Veeva Systems, Inc. (a)	21,804	5,051,769
		$17,501,946
Medical Equipment – 10.6%
Agilent Technologies, Inc.	39,803	$5,791,734
Bio-Techne Corp.	35,096	2,470,407
Bruker BioSciences Corp.	67,169	6,309,856
DexCom, Inc. (a)	40,894	5,671,998
Masimo Corp. (a)	17,510	2,571,343
Natera, Inc. (a)	35,534	3,249,940
STERIS PLC	27,390	6,157,820
Waters Corp. (a)	4,595	1,581,737
West Pharmaceutical Services, Inc.	13,493	5,339,315
		$39,144,150
Pharmaceuticals – 2.0%
Argenx SE, ADR (a)	2,600	$1,023,672
Ascendis Pharma, ADR (a)	28,747	4,345,684
Legend Biotech Corp., ADR (a)	33,686	1,889,448
		$7,258,804
Pollution Control – 0.8%
GFL Environmental, Inc.	85,058	$2,934,501
Printing & Publishing – 2.2%
Warner Music Group Corp.	25,655	$847,128
Wolters Kluwer N.V.	46,257	7,246,113
		$8,093,241
Restaurants – 2.3%
Chipotle Mexican Grill, Inc., “A” (a)	1,551	$4,508,400
Wingstop, Inc.	10,269	3,762,562
		$8,270,962
Specialty Stores – 4.6%
ACV Auctions, Inc. (a)	71,850	$1,348,624
Lululemon Athletica, Inc. (a)	4,320	1,687,608
O'Reilly Automotive, Inc. (a)	4,837	5,460,393
Tractor Supply Co.	13,495	3,531,911
Ulta Beauty, Inc. (a)	9,433	4,932,327
		$16,960,863
Telecommunications - Wireless – 0.2%
SBA Communications Corp., REIT	4,008	$868,534
Trucking – 0.3%
Saia, Inc. (a)	1,932	$1,130,220
Total Common Stocks		$366,265,980

Portfolio of Investments (unaudited) – continued
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants – 0.0%
Computer Software - Systems – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	2,984	$0

Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 5.38% (v)	1,653,641	$1,653,972

Other Assets, Less Liabilities – 0.1%		496,254
Net Assets – 100.0%		$368,416,206
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,653,972 and $366,265,980, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$333,176,600	$—	$—	$333,176,600
Netherlands	14,753,692	—	—	14,753,692
Canada	9,096,843	0	—	9,096,843
Denmark	4,345,684	—	—	4,345,684
Israel	1,980,041	—	—	1,980,041
China	1,889,448	—	—	1,889,448
Belgium	1,023,672	—	—	1,023,672
Mutual Funds	1,653,972	—	—	1,653,972
Total	$367,919,952	$0	$—	$367,919,952
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,193,843	$12,283,560	$18,822,369	$278	$(1,340)	$1,653,972
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$57,529	$—